Statements of Cash Flows - Significant Non-cash Transactions (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Significant Non-cash Investing and Financing Transactions [abstract]
Increase(decrease) in accounts payable — other relating to acquisition of property and equipment and intangible assets	₩ (426,723)	₩ 438,622	₩ 1,162,301
Increase of right-of-use assets	736,157	1,141,349
Contribution in kind for investments	4,702	₩ 78,900
Investment in subsidiary from comprehensive stock exchange			₩ 129,595
Merger of Tbroad Co., Ltd. and two other companies by SK Broadband Co., Ltd.	₩ 1,072,487